Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment Area	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of geographical areas | Area	3
Number of operating segments | Segment	3
Revenues	$ 643,190,000	$ 421,351,000	$ 204,047,000
Oatmilk
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer	91.00%	90.00%	86.00%
Single External Customer
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer		10.00%
Revenues		$ 0
Single External Customer | Americas and Asia Segment
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer	14.00%
Single External Customer | EMEA Segment
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer			10.00%